Term Deposits - Schedule of Term Deposits (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Term Deposit [Abstract]
Term deposits	$ 38,030	$ 134,133
Non-current	207	139
Current	37,823	133,994
Total	$ 38,030	$ 134,133